Note Payable and Unsecured Senior Notes Payable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Notes Payable [Line Items]
Debt issuance costs	$ 11.0
Prior to December 15, 2015 [Member]
Notes Payable [Line Items]
Redemption of debt	35.00%
Percentage of debt redemption amount	100.00%
Unsecured Senior Notes [Member] | Prior to December 15, 2015 [Member]
Notes Payable [Line Items]
Percentage of debt redemption amount	106.50%